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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/99

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sherrill L. Blalock
Title:   Managing Member
Phone:   212-218-4040

Signature, Place, and Date of Signing:

        /s/ Sherrill L. Blalock   New York, New York   May 17, 1999
        _______________________   __________________   ____________
              [Signature]         [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[ ]    13F NOTICE.  (Check here if no holdings reported are in
       this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number       Name

       28-
       [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     88

Form 13F Information Table Value Total:     $149,102
                                              [thousands]


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


























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

                   FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6    COLUMN 7   COLUMN 8
          --------          --------  --------  --------     --------            --------    --------   ----------
           NAME OF          TITLE OF  CUSIP     FAIR MKT     SHS/OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
           ISSUER             CLASS   NUMBER    VALUE        PRN AMT PRN  CALL   DISCRETION  MGR        SOLE    SHARED    NONE
         ---------         --------  --------    --------    -------  ---  ----  ----------  -----      -----   ------    -----
ACUSON CORP.                COMMON    005113105   1,216,659  81,450               SOLE                  20,850            60,600
ADVO INC.                   COMMON    007585102   1,190,944  61,667               SOLE                  16,449            45,218
AES CORP.                   COMMON    00130H105     223,500   6,000               SOLE                   6,000                 0
AFLAC INC.                  COMMON    001055102   7,132,837 131,028               SOLE                  21,974           109,054
ALLSTATE CORP.              COMMON    020002101     253,656   6,844               SOLE                   6,844                 0
AMERADA HESS CORP.          COMMON    023551104     961,538  18,900               SOLE                   6,280            12,620
AMERICA ONLINE INC.         COMMON    02364J104   3,557,400  24,200               SOLE                  12,870            11,330
AMERICAN EXPRESS CO.        COMMON    025816109     608,885   5,171               SOLE                   3,637             1,534
AMERICAN HOME PRODUCTS      COMMON    026609107     621,180   9,520               SOLE                   6,600             2,920
AMYLIN PHARMACEUTICAL       COMMON    032346108      18,063  17,000               SOLE                                    17,000
ANHEUSER BUSCH COS. INC.    COMMON    035229103   1,826,087  23,988               SOLE                   4,896            19,092
ARCHER DANIELS MIDLAND      COMMON    039483102   1,887,123 128,485               SOLE                  54,936            73,549
ARGOSY GAMING CORP.         COMMON    040228108      64,441  12,130               SOLE                  12,130                 0
BJS WHSL CLUB INC.          COMMON    05548J106   3,382,788 128,562               SOLE                  41,074            87,488
BP AMOCO ADS                COMMON    055622104     213,716   2,116               SOLE                                 2,116
BAKER HUGHES INC.           COMMON    057224107   1,154,844  47,500               SOLE                  45,000             2,500
BRISTOL MYERS SQUIBB        COMMON    110122108     327,037   5,100               SOLE                   2,000             3,100
BRITISH TELECOM PLC         COMMON    111021408   1,403,803   8,550               SOLE                   3,300             5,250
CADBURY SCHWEPPES PLC       COMMON    127209302     526,569   9,069               SOLE                   1,437             7,632
CAMPBELL SOUP CO.           COMMON    134429109     222,455   5,467               SOLE                   4,090             1,377
CARNIVAL CORP. CL A         COMMON    143658102   1,508,885  31,071               SOLE                  12,400            18,671
CHASE MANHATTAN CORP.       COMMON    16161A108   5,350,406  65,750               SOLE                  41,150            24,600
CHUBB CORP.                 COMMON    171232101     661,756  11,300               SOLE                   7,000             4,300
CHURCH & DWIGHT INC.        COMMON    171340102     299,309   7,345               SOLE                     550             6,795
CIFRA SA DE CV ADR          COMMON    171785405     962,961  63,145               SOLE                  31,460            31,685
CITIGROUP INC.              COMMON    172967101   2,337,825  36,600               SOLE                  20,100            16,500
CORNING INC.                COMMON    219350105     270,000   4,500               SOLE                                     4,500
DOLE FOOD INC.              COMMON    256605106     219,000   7,300               SOLE                   1,600             5,700
E I DUPONT DE NEMOURS       COMMON    263534109     299,370   5,156               SOLE                   1,920             3,236
EASTMAN KODAK               COMMON    277461109   2,237,733  35,033               SOLE                  26,800             8,233
ENGELHARD CORP.             COMMON    292845104     354,417  20,925               SOLE                   3,000            17,925
EQUITY RESIDENTIAL PPTYS    COMMON    29476L107     207,694   5,035               SOLE                   4,505               530
ERICSSON L M TEL CO. A      COMMON    294821400   6,766,608 284,162               SOLE                  85,225           198,937
EXXON CORP.                 COMMON    302290101  26,322,988 373,045               SOLE                 364,630             8,415
FEDERAL HOME LOAN MTG.      COMMON    313400301     464,231   8,100               SOLE                   8,100                 0
FEDERAL NATIONAL MTG. ASSN. COMMON    313586109   2,702,481  39,025               SOLE                   9,100            29,925
FIRST HEALTH GROUP CO.      COMMON    320960107     845,321  52,627               SOLE                  16,240            36,387
FIRST UNION CORP.           COMMON    337358105   6,426,180 120,256               SOLE                  60,950            59,306
GENERAL ELECTRIC CO.        COMMON    369604103   7,487,653  67,685               SOLE                  13,850            53,835

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GENERAL MOTORS CORP.        COMMON    370442105   1,853,796  21,308               SOLE                  15,400             5,908
GRUPO TELEVISA SA           COMMON    P4987V137     399,620  26,000               SOLE                  26,000                 0
HEILIG MEYERS CO.           COMMON    422893107     330,267  63,666               SOLE                  15,954            47,712
HOMEBASE INC.               COMMON    43738E108     292,223  65,853               SOLE                  20,135            45,718
HOUSEHOLD INTL INC. PFD     PREFERRED 441815792     203,705   2,511               SOLE                                     2,511
IMPERIAL CHEMICAL INDS PLC  COMMON    452704505     706,402  19,725               SOLE                  17,300             2,425
INTL BUSINESS MACHINES      COMMON    459200101   2,079,674  11,733               SOLE                   9,614             2,119
JOHNSON & JOHNSON           COMMON    478160104     238,425   2,550               SOLE                     150             2,400
MCI WORLDCOM                COMMON    55268B106   5,220,848  58,951               SOLE                  31,592            27,359
MERCK & CO. INC.            COMMON    589331107   4,988,743  62,262               SOLE                  17,580            44,682
MINIMED INC.                COMMON    60365K108     558,937  11,000               SOLE                   5,500             5,500
MORGAN J P & CO. INC.       COMMON    616880100   1,172,063   9,500               SOLE                   5,200             4,300
MOTOROLA INC.               COMMON    620076109   1,461,704  19,955               SOLE                   5,460            14,495
NESTLE SA REG ORD SF        FOREIGN                 272,110     150               SOLE                                       150
NEWS CORP LTD. ADR          COMMON    652487703   1,259,650  42,700               SOLE                  20,700            22,000
NEWSCORP LTD. SPON ADR      COMMON    652487802     426,250  15,500               SOLE                   5,500            10,000
NORTH AMERICAN VACCINE      COMMON    657201109   1,540,744 251,550               SOLE                 151,825            99,725
ORACLE SYSTEMS CORP.        COMMON    68389X105   1,617,763  61,337               SOLE                  47,950            13,387
PAGING NETWORK INC.         COMMON    695542100      91,406  19,500               SOLE                  19,500                 0
PENNEY J C INC.             COMMON    708160106     511,110  12,620               SOLE                  11,500             1,120
PEPSICO INC.                COMMON    713448108     987,525  25,200               SOLE                  20,100             5,100
PFIZER INC.                 COMMON    717081103   1,054,500   7,600               SOLE                   1,140             6,460
PIONEER NAT RES CO.         COMMON    723787107     118,575  15,300               SOLE                   8,800             6,500
PITNEY BOWES INC.           COMMON    724479100     765,000  12,000               SOLE                   9,000             3,000
PROCTER & GAMBLE CO.        COMMON    742718109     336,905   3,440               SOLE                   2,040             1,400
PXRE CORP.                  COMMON    693674103   1,820,628 101,146               SOLE                  47,179            53,967
REPUBLIC NEW YORK CORP.     COMMON    760719104   1,213,088  26,300               SOLE                   9,080            17,220
ROYAL DUTCH PETROLEUM NY    COMMON    780257804   4,178,460  80,355               SOLE                   9,240            71,115
SCHLUMBERGER LTD.           COMMON    806857108   4,622,942  76,809               SOLE                  37,680            39,129
SCIENTIFIC ATLANTA INC.     COMMON    808655104     223,450   8,200               SOLE                   5,000             3,200
SINGER CO. N V              COMMON    82930F109     125,431  32,900               SOLE                  11,000            21,900
SOUTHDOWN INC.              COMMON    841297104     684,838  12,756               SOLE                   9,100             3,656
SPDR TR UNIT SER 1          COMMON    78462F103     397,962   3,100               SOLE                   1,500             1,600
SUBURBAN PROPANE PARTNERS   COMMON    864482104     201,438  11,000               SOLE                                    11,000
TELEFONICA DE ESPANA        COMMON    879382208     938,452   7,34                SOLE                                     7,346
TEXAS INSTRUMENTS INC.      COMMON    882508104     466,475   4,70                SOLE                   4,700                 0
TIME WARNER INC.            COMMON    887315109     273,053   3,56                SOLE                                     3,856
TOOTSIE ROLL INDS. INC.     COMMON    890516107     895,729  19472                SOLE                   7,165            12,307
TRANSOCEAN OFFSHORE INC.    COMMON    893817106     230,500   ,000                SOLE                   8,000                 0
TRIANGLE PHARMACEUTICALS    COMMON    89589H104     205,734  9,250                SOLE                  19,250                 0
TRIMBLE NAV LTD.            COMMON    896239100     188,175 19,300                SOLE                   8,300            11,000
TYCO INTERNATIONAL LTD.     COMMON    902124106   1,114,134 15,528                SOLE                  12,200             3,328
U S INDUSTRIES INC.         COMMON    912080108     183,29  11,151                SOLE                   7,528             3,623
UNILEVER N V                COMMON    904784501   4,509,13  67,870                SOLE                  13,660            54,210
UNION PACIFIC CORP.         COMMON    907818108     310,86   5,814                SOLE                   4,164             1,650
UST INC.                    COMMON    902911106     872314  33,390                SOLE                  12,100            21,290







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VODAFONE GROUP PLC          COMMON    92857T107     244,075   1,300               SOLE                                     1,300
WALT DISNEY CO.             COMMON    254687106   3,891,559 125,030               SOLE                  54,100            70,930
WARNER LAMBERT CO.          COMMON    934488107     246,450   3,720               SOLE                   3,420               300
WESTERN WATER CO.           COMMON    959881103      57,500  11,500               SOLE                  11,500                 0
                                                -----------
TOTAL                                           149,101,769














































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02322001.AF5